SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Debt Instrument [Line Items]
Number of Operating Segments	1
Impairment losses on goodwill and intangible assets
Research and development grants recognized	$ 5,645	$ 6,932	$ 5,763
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	492,963	438,999	446,301
Remaining Performance Obligations	$ 15,938	$ 5,362
Deferred revenues	4,717	2,256
Uncollected amounts of deferred revenue	11,221	3,106
Contract liabilities	$ 1,544	$ 3,481	$ 10,218
Conversion of convertible senior notes | shares	2,680,965
Conversion price | $ / shares	$ 74.6
Convertible senior notes [Member]
Debt Instrument [Line Items]
Issuance costs of liability	$ 5,894
Issuance costs of equity components	$ 518
Effective borrowing rate of liability component	2.365%